Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 396,737	$ 434,907	$ 426,543	$ 345,909	$ 369,111	$ 402,931	$ 398,148	$ 319,702	$ 1,604,096	$ 1,489,892	$ 1,070,676
Gross margin	90,636	97,647	93,799	74,915	82,847	92,494	82,232	62,347	356,997	319,920	214,566
Income (loss) from continuing operations	2,511	8,739	10,620	(3,312)	4,577	12,952	(48,289)	(11,605)	18,558	(42,365)	(54,419)
Loss from discontinued operations, net of tax	(90)	(235)	(11)	(72)	(48)	(158)	83	(203)	(408)	(326)	(2,437)
Net income (loss)	$ 2,421	$ 8,504	$ 10,609	$ (3,384)	$ 4,529	$ 12,794	$ (48,206)	$ (11,808)	$ 18,150	$ (42,691)	$ (56,856)
Basic net income (loss) per share
Income (loss) from continuing operations	$ 0.02	$ 0.09	$ 0.11	$ (0.03)					$ 0.19	$ (0.44)	$ (0.57)
Loss from discontinued operations	0.00	0.00	0.00	0.00					0.00	0.00	(0.03)
Net income (loss)	0.02	0.09	0.11	(0.03)					0.19	(0.44)	(0.60)
Diluted net income (loss) per share
Income (loss) from continuing operations	0.02	0.07	0.09	(0.03)					0.18	(0.44)	(0.57)
Loss from discontinued operations	0.00	0.00	0.00	0.00
Net income (loss)	$ 0.02	$ 0.07	$ 0.09	$ (0.03)					$ 0.18	$ (0.44)	$ (0.60)
Basic and diluted net income (loss) per share
Income (loss) from continuing operations					$ 0.05	$ 0.13	$ (0.50)	$ (0.12)
Income (loss) from discontinued operations					0.00	0.00	0.00	0.00
Net income (loss)					$ 0.05	$ 0.13	$ (0.50)	$ (0.12)